SEGMENT REPORTING (Schedule of the Company's Revenues Generated from Each Product) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues generated from each product [Line Items]
Total	$ 929,836,289	$ 1,282,031,446	$ 1,561,497,028
Solar modules [Member]
Revenues generated from each product [Line Items]
Total	547,316,223	920,271,824	1,309,008,400
Solar wafers [Member]
Revenues generated from each product [Line Items]
Total	223,606,146	163,700,069	182,513,034
Solar power projects [Member]
Revenues generated from each product [Line Items]
Total	83,107,906	110,737,934
Other materials [Member]
Revenues generated from each product [Line Items]
Total	48,800,671	61,932,953	40,975,806
Solar cells [Member]
Revenues generated from each product [Line Items]
Total	5,873,645	8,266,709	12,422,486
Electricity [Member]
Revenues generated from each product [Line Items]
Total	2,847,431	5,649,282	8,740,222
Service revenue from tolling arrangement [Member]
Revenues generated from each product [Line Items]
Total	$ 18,284,267	$ 11,472,675	$ 7,837,080